DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
Dole is exposed to foreign currency exchange rate fluctuations, bunker fuel price fluctuations and interest rate changes in the normal course of its business. As part of its risk management strategy, Dole uses derivative instruments to hedge some of these exposures. Dole’s objective is to offset gains and losses resulting from these exposures with losses and gains from the derivative contracts used to hedge them, thereby reducing volatility of earnings. Dole does not hold or issue derivative financial instruments for trading or speculative purposes. The types of derivative instruments utilized by Dole are described below:
Foreign currency hedges: Dole enters into foreign currency exchange forward and option contracts to hedge exposure to changes in certain foreign currency exchange rates. Dole enters into fair value hedges to hedge foreign currency exposure of non-functional currency assets and liabilities and cash flow hedges to hedge foreign currency exposure of forecasted revenue, cost of sales and operating expenses.
Interest rate swaps: Dole enters into interest rate swaps to mitigate a significant portion of the interest rate risk associated with its variable-rate debt. As discussed in Note 14 “Notes Payable, Bank Overdrafts and Long-Term Debt”, during the year ended December 31, 2021, Dole entered into $600.0 million of interest rate swaps with maturity dates ranging from three to five years that effectively converted the rate of $600.0 million of debt from variable to fixed. The interest rate swaps fixed the paying rate of interest at rates between 0.51% and 0.84%, with the receiving rates variable based on the one-month LIBOR benchmark rate, which was 0.10% as of December 31, 2021.
Bunker fuel contracts: Dole incurs significant fuel costs from shipping products from sourcing locations to end customer markets and from arranging air or land transportation for products of third-party entities. As a result, Dole is exposed to commodity and fuel cost risks and enters into bunker fuel contracts to hedge the risk of unfavorable fuel prices.
Hedge Accounting Election
The Company performs an analysis of the hedging portfolio at inception and on a quarterly basis. The Company uses the following criteria in evaluating derivative instruments for hedge accounting:
1.Hedged risk is eligible
2.Hedged item or transaction is eligible
3.Hedging instrument is eligible
4.Hedging relationship is highly effective
5.Designation and documentation requirements are met
Dole designates the interest rate swaps and certain foreign currency cash flow hedges for hedge accounting and records the changes in fair value of these instruments in accumulated other comprehensive loss. The changes in fair value of non-designated cash flow hedges and bunker fuel hedges are recorded in earnings.
Notional Amounts of Derivative Instruments
Dole had the following derivative instruments outstanding as of December 31, 2021:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States Dollar	$6.4 million
Euro	€146.4 million
British Pound Sterling	£3.4 million
Chilean Peso	CLP 11.2 billion
South African Rand	R 450.8 million
Interest rate swap contract	$600.0 million
Bunker fuel hedges	13.2 thousand metric tons
Quantitative Disclosures
Derivatives are presented gross in the consolidated balance sheets. The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of December 31, 2021
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$(222)	$—	$2,183
Non-designated cash flow hedges	(578)	—	202
Interest rate swap contracts	—	10,102	—
Bunker fuel hedges	—	—	1,023
	$(800)	$10,102	$3,408

Fair Value Measurements as of December 31, 2020
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Non-designated cash flow hedges	$(1,424)	$—	$—
	$(1,424)	$—	$—
Refer to Note 18 “Fair Value Measurements” for presentation of fair value instruments within the consolidated balance sheets, which includes derivative financial instruments.
The following tables represent Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for all derivative instruments for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended December 31, 2021
	Gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales

Realized gains (losses):	(U.S. Dollars in thousands)
Cash flow hedges	$—	$2,399
Non-designated cash flow hedges	—	(403)
Bunker fuel hedges	—	2,358
Total net realized gains	$—	$4,354

Unrealized gains (losses):
Cash flow hedges	$1,336	$—
Non-designated cash flow hedges	—	388
Bunker fuel hedges	—	(1,645)
Interest rate swap contracts	10,102	—
Total net unrealized gains (losses)	$11,438	$(1,257)

As of December 31, 2021, the Company expects approximately $1.3 million of deferred gains from cash flow hedges to be reclassified from accumulated other comprehensive loss into earnings over the next 12 months. Refer to Note 21 “Stockholders’ Equity” for details on reclassifications out of accumulated other comprehensive loss for the years ended December 31, 2021 and December 31, 2020.

	Year Ended December 31, 2020
	Gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales

Unrealized (losses):	(U.S. Dollars in thousands)
Non-designated cash flow hedges	$—	$(682)

Total net unrealized (losses)	$—	$(682)
There were no realized derivative gains or losses for the year ended December 31, 2020.

	Year Ended December 31, 2019
	Gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales

Realized gains:	(U.S. Dollars in thousands)
Non-designated cash flow hedges	$—	$128
Total net realized gains	$—	$128
Unrealized (losses):
Non-designated cash flow hedges	$—	$(12)

Total net unrealized (losses)	$—	$(12)